Share-Based Payment (Details) - Schedule of Exercise Price and Remaining Contractual Life for Options Outstanding		12 Months Ended
		Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020
Schedule of Exercise Price and Remaining Contractual Life for Options Outstanding [Line Items]
Options outstanding at end of year		12,550,000
Range of exercise prices (USD)		$ 1.2
Weighted average remaining contractual life	[1]
Bottom of Range [Member]
Schedule of Exercise Price and Remaining Contractual Life for Options Outstanding [Line Items]
Weighted average remaining contractual life	[1]			7 months 17 days
Top of Range [Member]
Schedule of Exercise Price and Remaining Contractual Life for Options Outstanding [Line Items]
Weighted average remaining contractual life	[1]			8 months 4 days
Range of Exercise Prices One [Member]
Schedule of Exercise Price and Remaining Contractual Life for Options Outstanding [Line Items]
Options outstanding at end of year		10,900,000	10,900,000	10,900,000
Weighted average remaining contractual life		6 years 25 days	6 years 11 months 8 days	7 years 11 months 8 days
Range of Exercise Prices One [Member] | Bottom of Range [Member]
Schedule of Exercise Price and Remaining Contractual Life for Options Outstanding [Line Items]
Range of exercise prices (USD)		$ 0.03	$ 0.03	$ 0.03
Range of Exercise Prices One [Member] | Top of Range [Member]
Schedule of Exercise Price and Remaining Contractual Life for Options Outstanding [Line Items]
Range of exercise prices (USD)		$ 0.14	$ 0.14	$ 0.14
Range of Exercise Prices Two [Member]
Schedule of Exercise Price and Remaining Contractual Life for Options Outstanding [Line Items]
Options outstanding at end of year		1,500,000	1,500,000	1,500,000
Range of exercise prices (USD)		$ 0.17	$ 0.17	$ 0.17
Weighted average remaining contractual life		1 year 7 months 28 days	2 years 7 months 28 days	3 years 7 months 28 days
Range of Exercise Prices Three [Member]
Schedule of Exercise Price and Remaining Contractual Life for Options Outstanding [Line Items]
Options outstanding at end of year		150,000
Range of exercise prices (USD)		$ 0.01
Weighted average remaining contractual life		9 years 2 months 1 day
Stock Options [Member]
Schedule of Exercise Price and Remaining Contractual Life for Options Outstanding [Line Items]
Options outstanding at end of year		12,550,000	12,400,000	12,400,000	16,200,000

[1]	Expected life - the expected life was based on the expiration date of the warrants.